                                  SEMI-ANNUAL
                                     REPORT
                                 April 30, 1999

                                     GRANUM
                                     VALUE
                                      FUND
                              Shareholder Services
                                 1-888-5-GRANUM
                                   (547-2686)

                                 GRANUM CAPITAL
                               MANAGEMENT, L.L.C.
                               Investment Adviser

GRANUM VALUE FUND

--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS
JUNE 14, 1999

Dear Shareholder:

    For the first six months of fiscal 1999, ending April 30, 1999, the total return of Granum Value Fund was 13.8% versus 22.3% for the S&P 500*. Our top 5 positions as of April 30, 1999 were Bank of New York, Intel Corp., Federal National Mortgage, Reynolds and Reynolds, and Computer Associates.

    Our short-term performance has been negatively impacted by our value discipline. We continue to resist chasing the latest fad or trend -- which in the last 18 months has been to own very large capitalization companies, particularly those with a technology flavor or internet exposure. Nevertheless, since the beginning of April, our performance has improved. Many of our small and mid-cap stocks, which had underperformed the S&P 500, are doing better. In our view, many of our stocks are still very attractive and are poised for significant revaluation. We believe that this presents a significant opportunity for Granum Value Fund.

    April, a month in which value strategy's performance was greater than two standard deviations above norm, may well have been a turning point in the market according to a Merrill Lynch study dated May 10, 1999. According to this study, in ten cases since 1986 when value strategy's monthly performance was well above normal (L 2 standard deviations), the value strategy has never provided a negative absolute or relative return during the subsequent twelve month period. While this study clearly does not guarantee outperformance by value investors over the next twelve months, it suggests its likelihood.

    Our top 30 positions, comprising more than 80% of the net assets of the Fund, trade at approximately 15 times estimated 2000 earnings, while the S&P 500 trades at 26 times estimated earnings. This discount of 42% is the largest since we began Granum Value Fund, representing a compelling opportunity for shareholders in our view.

    We are grateful for the trust you have placed in us.

/s/ WALTER F. HARRISON, III                      /s/ LEWIS M. EISENBERG
Walter F. Harrison, III                          Lewis M. Eisenberg
Co-Chairman                                      Co-Chairman

*This data reflects past performance of the Fund, after expenses and assuming reinvestment of all dividends and other distributions. The principal value of an investment in the Fund will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
APRIL 30, 1999 (UNAUDITED)

                                           MARKET
  SHARES                                   VALUE
----------                              ------------
             COMMON & PREFERRED STOCKS
             100.1%*
             ------------------------

             APARTMENT REITS 1.1%*
    14,378   Apartment Investment and
               Management Company       $    576,019
    45,000   Walden Residential
               Properties, Inc.              860,625
                                        ------------
                                           1,436,644
                                        ------------

             BANKS AND SAVINGS &
             LOANS 16.9%*
   418,400   The Bank of New York
               Company, Inc.              16,736,000
    26,000   Dime Bancorp, Inc.              599,625
     9,100   First Republic Bank**           234,325
    11,356   Hudson United Bancorp           401,718
    81,000   North Fork
               Bancorporation, Inc.        1,822,500
    51,800   PFF Bancorp, Inc.**             969,631
    11,925   Queens County Bancorp,
               Inc.                          418,866
                                        ------------
                                          21,182,665
                                        ------------

             BUILDING & HOUSING 3.8%*
    83,900   Del Webb Corporation          1,940,188
    68,800   Forest City Enterprises,
               Inc. -- Class A             1,698,500
    23,200   Simpson Manufacturing
               Co., Inc.**                 1,073,000
                                        ------------
                                           4,711,688
                                        ------------

                                           MARKET
  SHARES                                   VALUE
----------                              ------------

             BUSINESS SERVICES 6.3%*
    63,800   American Bank Note
               Holographics, Inc.**     $    163,487
    26,000   Comdisco, Inc.                  684,125
    19,500   Convergys Corporation**         363,187
   292,300   Reynolds & Reynolds
               Company -- Class A          6,668,094
                                        ------------
                                           7,878,893
                                        ------------

             COMPUTER HARDWARE &
             SERVICES 1.0%*
    46,000   Seagate Technology,
               Inc.**                      1,282,250
                                        ------------

             DEFENSE 0.4%*
     6,200   Alliant Techsystems,
               Inc.**                        507,625
                                        ------------

             ENERGY SERVICES 0.4%*
    31,600   Petroleum Geo-Services**        529,300
                                        ------------

             ENGINEERING &
             CONSTRUCTION 1.0%*
    66,050   The Turner Corporation**      1,201,284
                                        ------------

             ENTERTAINMENT & LEISURE
             6.7%*
    27,000   Brunswick Corporation #+        648,000
    78,175   Lakes Gaming, Inc.**            752,434
   161,300   Mirage Resorts, Inc.**        3,619,169
   312,700   Park Place Entertainment
               Corporation**               3,381,069
                                        ------------
                                           8,400,672
                                        ------------

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
APRIL 30, 1999 (UNAUDITED)

                                           MARKET
  SHARES                                   VALUE
----------                              ------------
             FINANCIAL SERVICES 9.2%*
    49,000   CMAC Investment
               Corporation #+           $  2,247,875
    94,600   DVI, Inc.**                   1,342,137
   103,700   Fannie Mae                    7,356,219
    47,100   Resource Bancshares
               Mortgage Group, Inc           576,975
                                        ------------
                                          11,523,206
                                        ------------

             FOOD, BEVERAGES & TOBACCO
             3.6%*
   129,600   Philip Morris Companies,
               Inc                         4,544,100
                                        ------------
             HEALTH CARE 1.2%*
    51,500   Columbia/HCA Healthcare
               Corporation                 1,271,406
    30,000   Cyberonics, Inc.**              243,750
                                        ------------
                                           1,515,156
                                        ------------
             HOTEL REITS 2.1%*
    93,900   Equity Inns, Inc                862,706
   125,400   RFS Hotel Investors, Inc      1,771,275
                                        ------------
                                           2,633,981
                                        ------------

             INSTRUMENTS & RELATED
             PRODUCTS 1.9%*
    90,400   Mettler-Toledo
               International, Inc.**       2,361,700
                                        ------------

                                           MARKET
  SHARES                                   VALUE
----------                              ------------

             INSURANCE 7.0%*
    96,300   CNA Financial
               Corporation**            $  3,930,244
    36,400   Frontier Insurance Group,
               Inc                           502,775
   132,800   Orion Capital Corporation     3,909,300
    46,700   Preferred Employers
               Holdings, Inc.**              373,600
                                        ------------
                                           8,715,919
                                        ------------

             MISCELLANEOUS 1.1%*
    42,100   Ag Services of America,
               Inc.**                        660,444
    56,000   Casino Data Systems**           178,500
    27,900   Prison Realty Corporation       544,050
                                        ------------
                                           1,382,994
                                        ------------

             METAL PRODUCTS 0.7%*
    39,000   Silgan Holdings, Inc.**         672,750
    15,800   Wyman-Gordon Company**          221,200
                                        ------------
                                             893,950
                                        ------------

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
APRIL 30, 1999 (UNAUDITED)

                                           MARKET
  SHARES                                   VALUE
----------                              ------------
             MORTGAGE REITS 7.0%*
   227,700   Annaly Mortgage
               Management, Inc.         $  2,362,387
    89,400   Anthracite Capital, Inc.        676,087
    25,000   Hanover Capital Mortgage
               Holdings, Inc.                142,188
   255,400   Imperial Credit
               Commercial Mortgage
               Investment Corporation      2,506,113
    25,000   Novastar Financial, Inc.        153,125
   113,500   Ocwen Asset Investment
               Corporation**                 546,219
   139,600   Redwood Trust, Inc.           2,347,025
                                        ------------
                                           8,733,144
                                        ------------
             OFFICE PRODUCTS 1.0%*
   122,000   OfficeMax, Inc.**             1,235,250
                                        ------------

             PHARMACEUTICALS 1.2%*
    35,400   International Isotopes,
               Inc.**#+                      371,700
    24,400   Teva Pharmaceutical
               Industries Limited          1,116,300
                                        ------------
                                           1,488,000
                                        ------------

             PRINTING & PUBLISHING
             2.9%*
    73,700   Big Entertainment,
               Inc.**#+                    1,566,125
    57,200   Big Flower Press Holding,
               Inc.**                      2,037,750
                                        ------------
                                           3,603,875
                                        ------------

                                           MARKET
  SHARES                                   VALUE
----------                              ------------

             PRIVATE PLACEMENTS 0.9%*
    28,850   American Technology
               Private Placement**#+    $    337,184
   151,500   Intertainer Income Series
               C Preferred**#+               833,250
                                        ------------
                                           1,170,434
                                        ------------

             RESTAURANTS 0.6%*
    71,000   Lone Star Steakhouse &
               Saloon, Inc.**                772,125
                                        ------------

             RETAILING 0.9%*
   117,000   The Maxim Group, Inc.**         943,312
    12,900   Trans World Entertainment
               Corporation**                 197,531
                                        ------------
                                           1,140,843
                                        ------------

             SEMICONDUCTORS &
             SEMICONDUCTOR CAPITAL
             EQUIPMENT 9.4%*
    30,000   Electroglas, Inc.**             410,625
   185,000   Intel Corporation            11,319,688
                                        ------------
                                          11,730,313
                                        ------------

             SHOPPING CENTER/MALL
             REITS 2.2%*
    80,400   Capital Automotive REIT       1,045,200
    53,000   Crown American Realty
               Trust                         384,250
    98,400   Konover Property Trust,
               Inc.                          596,550
    82,700   Prime Retail, Inc.              713,288
                                        ------------
                                           2,739,288
                                        ------------

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
APRIL 30, 1999 (UNAUDITED)

                                           MARKET
  SHARES                                   VALUE
----------                              ------------
             SOFTWARE 6.5%*
   108,500   Computer Associates
               International, Inc.#+    $  4,631,594
   136,500   PLATINUM Technology
               International, Inc.**#+     3,480,750
                                        ------------
                                           8,112,344
                                        ------------

             SPECIALTY CHEMICALS 1.1%*
    46,700   General Chemical Group,
               Inc.#+                        855,194
    12,400   OM Group, Inc.                  451,050
                                        ------------
                                           1,306,244
                                        ------------

             TELECOMMUNICATIONS 2.0%*
    42,000   Globalstar
               Telecommunications
               Limited**#+                   845,250
    22,000   NTL Incorporated**#+          1,677,500
                                        ------------
                                           2,522,750
                                        ------------
             Total Common & Preferred
               Stocks
             (Cost $118,224,893)         125,256,637
                                        ------------

                                           MARKET
  SHARES                                   VALUE
----------                              ------------

             WARRANTS 0.0%*
             ------------------
    28,850   American Technology
               Private Placement
               Warrants, expires
               11/30/01#+                         --
    63,125   Intertainer Warrants,
               expires 5/12/00#+                  --
                                        ------------
             Total Warrants
             (Cost $0)                            --
                                        ------------
CONTRACTS
   (100
  SHARES
   PER
CONTRACT)
----------
             PUT OPTIONS
             PURCHASED 0.2%*
             ------------------
       100   S&P 500 Index,
               Expiration June 1999,
               Exercise Price $1,275    $    282,500
                                        ------------
             Total Put Options
               Purchased
             (Cost $456,550)                 282,500
                                        ------------
             Total Investments
             (Cost of $118,681,443)     $125,539,137
                                        ============

*  Calculated as a percentage of net assets.

** Non-income producing security.

#  All or a portion of this security has been loaned. See Note 7.

+ All or a portion of the shares have been committed as collateral for written put options.

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1999 (UNAUDITED)

ASSETS:
  Investments, at value (Cost $118,681,443).................  $125,539,137
  Dividends receivable......................................       191,618
  Organizational expenses, net of accumulated
    amortization............................................        67,830
  Receivable for securities sold............................        33,824
  Interest receivable.......................................         6,220
  Prepaid assets............................................        35,147
  Other assets..............................................         1,076
                                                              ------------
         Total assets.......................................   125,874,852
                                                              ------------
LIABILITIES:
  Payable to custodian......................................       508,524
  Payable for securities purchased..........................        45,489
  Payable to Investment Adviser.............................        49,525
  Distribution fees payable.................................        48,146
  Shareholder service fees payable..........................        24,763
  Put options written (Premiums received $129,695)..........        55,000
  Accrued expenses and other liabilities....................        53,624
                                                              ------------
         Total liabilities..................................       785,071
                                                              ------------
NET ASSETS..................................................  $125,089,781
                                                              ============
NET ASSETS CONSIST OF:
  Capital stock.............................................  $118,374,294
  Accumulated undistributed net investment income...........       202,429
  Accumulated undistributed net realized loss on
    investments.............................................      (419,331)
  Net unrealized appreciation on
    Investments.............................................     6,857,694
    Written options.........................................        74,695
                                                              ------------
         Total Net Assets...................................  $125,089,781
                                                              ============
  Shares of beneficial interest outstanding (unlimited
    number of shares of beneficial interest authorized,
    $.001 par value)........................................     5,030,595
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE.....................................................        $24.87
                                                              ============

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 1999 (UNAUDITED)

INVESTMENT INCOME:
  Dividend income (net of foreign taxes withheld of
    $7,077).................................................  $  1,237,533
  Interest income...........................................       171,894
  Income from securities lending............................         7,763
                                                              ------------
    Total investment income.................................     1,417,190
                                                              ------------
EXPENSES:
  Investment advisory fees..................................       309,847
  Distribution fees.........................................       309,847
  Shareholder servicing fees................................       154,924
  Administration fees.......................................        38,887
  Transfer agent fees and expenses..........................        24,822
  Fund accounting fees......................................        16,094
  Custody fees..............................................        14,776
  Federal and state registration............................        13,977
  Professional fees.........................................        22,743
  Reports to shareholders...................................         8,818
  Amortization of organizational expenses...................        11,202
  Trustees' fees and expenses...............................        31,713
  Insurance expense.........................................        10,776
  Other.....................................................         2,763
                                                              ------------
    Total expenses..........................................       971,189
                                                              ------------
NET INVESTMENT INCOME.......................................       446,001
                                                              ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss on investments..........................      (649,040)
  Change in unrealized appreciation on investments..........    15,900,698
                                                              ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......    15,251,658
                                                              ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $ 15,697,659
                                                              ============

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                SIX MONTHS
                                                                  ENDED           YEAR ENDED
                                                              APRIL 30, 1999   OCTOBER 31, 1998
                                                              --------------   ----------------
                                                               (UNAUDITED)
OPERATIONS:
  Net investment income.....................................   $    446,001     $     186,501
  Net realized gain (loss) on investments and option
    contracts expired or closed.............................       (649,040)          169,267
  Change in unrealized appreciation (depreciation) on
    investments.............................................     15,900,698       (12,074,839)
                                                               ------------     -------------
    Net increase (decrease) in net assets resulting from
      operations............................................     15,697,659       (11,719,071)
                                                               ------------     -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income................................       (408,522)               --
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold.................................      4,719,329        64,968,735
  Proceeds from shares issued to holders in reinvestment of
    dividends...............................................        405,596                --
  Cost of shares redeemed...................................    (13,980,189)      (10,856,355)
                                                               ------------     -------------
    Net increase (decrease) in net assets from capital share
      transactions..........................................     (8,855,264)       54,112,380
                                                               ------------     -------------
TOTAL INCREASE IN NET ASSETS................................      6,433,873        42,393,309
                                                               ------------     -------------
NET ASSETS:
  Beginning of period.......................................    118,655,908        76,262,599
                                                               ------------     -------------
  End of period.............................................   $125,089,781     $ 118,655,908
                                                               ============     =============

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                             SIX MONTHS                         MAY 1, 1997(1)
                                                               ENDED           YEAR ENDED          THROUGH
                                                           APRIL 30, 1999   OCTOBER 31, 1998   OCTOBER 31, 1997
                                                           --------------   ----------------   ----------------
                                                            (UNAUDITED)
Per share data:(4)
Net asset value, beginning of period.....................     $  21.93          $  23.39           $ 20.00
                                                              --------          --------           -------
Income from Investment Operations:
Net investment income....................................         0.09              0.03             (0.03)
Net realized and unrealized gain on investments..........         2.93             (1.49)             3.42
                                                              --------          --------           -------
Total from investment operations.........................         3.02             (1.46)             3.39
                                                              --------          --------           -------
Less Distributions:
From net investment income...............................        (0.08)               --                --
                                                              --------          --------           -------
Net asset value, end of period...........................     $  24.87          $  21.93           $ 23.39
                                                              ========          ========           =======
Total return.............................................        13.77%(2)         (6.24)%           16.95%(2)
Supplemental data and ratios:
Net assets, end of period (000's)........................     $125,090          $118,656           $76,263
Ratio of net expenses to average net assets
  Before expense reimbursement...........................         1.57%(3)          1.88%             3.03%(3)
  After expense reimbursement............................         1.57%(3)          1.88%             2.77%(3)
Ratio of net investment income to average net assets
  Before expense reimbursement...........................         0.72%(3)          0.39%            (0.78)%(3)
  After expense reimbursement............................         0.72%(3)          0.39%            (0.52)%(3)
Portfolio turnover rate..................................         9.75%             3.45%             3.12%

(1) Commencement of operations.
(2) Not annualized.
(3) Annualized.
(4) Information presented relates to a Share of Capital Stock of the Fund outstanding for the entire period.

                     See Notes to the Financial Statements
--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
APRIL 30, 1999 (UNAUDITED)

1. ORGANIZATION

Granum Value Fund (the "Fund") is a non-diversified series of Granum Series Trust (the "Trust"), an open-end management investment company. The Trust is a Delaware business trust, organized pursuant to a Certificate of Trust dated December 19, 1996. The Trust has established one series of its shares, representing interests in the Fund. The investment objective of the Fund is to seek capital appreciation. The Fund issued and sold 5,000 shares of its capital stock at $20 per share on March 14, 1997. These shares were purchased by the Investment Adviser of the Fund, Granum Capital Management, L.L.C. (the "Adviser") to provide the Fund with its initial capital. The Fund commenced operations on May 1, 1997.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

a) Investment Valuation - Securities are valued at market value as of the close of trading on each business day when the New York Stock Exchange ("NYSE") is open. Securities, other than stock options, listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange. Securities traded in the over-the-counter market are valued on the basis of the last sales price as reported by NASDAQ. If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ. Stock options traded on national securities exchanges are valued at the last sales price, or, if no sales are reported, at the bid price. Securities for which market quotations are not readily available are valued at fair value as determined pursuant to procedures adopted in good faith by the Board of Trustees. Debt securities which mature in less than 60 days are valued at amortized cost, which approximates market value.

b) Organization Costs - Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares, are being deferred and amortized over the period of benefit, but not to exceed sixty months from the Fund's commencement of operations. These costs were advanced by the Adviser and subsequently reimbursed by the Fund. The proceeds of any redemption of the initial shares purchased by the Adviser (see Note 1) will be reduced by a pro-rata portion of any then unamortized organizational expenses in the same proportion as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of such redemption.

--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

c) Written Option Accounting - The Fund writes put options on stock indices for hedging purposes. When the Fund sells an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. Option contracts are valued at the last sales price reported on the day of valuation. If no sale is reported, the option contract written is valued at the bid price. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying stock index, and the liability related to such option is eliminated.

d) Purchased Option Accounting - The Fund purchases put options on stock indices to hedge against a general decline in the stock market or in a particular market segment or industry. Premiums paid for option contracts purchased are included in the Statement of Assets and Liabilities as an asset. Option contracts are valued at the last sales price reported on the date of valuation. If no sale is reported, the option contract purchased is valued at the current bid price. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized gains or losses on the underlying stock indices.

e) Distribution to Shareholders - Dividends from net investment income and net realized capital gains, if any, are declared and paid annually. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and realized gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

f) Federal Income Taxes - No provision for federal income taxes has been made since the Fund intends to comply with the provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute investment company net taxable income and net capital gains to shareholders.

g) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

h) Other - Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available, and interest income is recognized on an accrual basis.

--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

3. SHARES OF BENEFICIAL INTEREST

Share transactions were as follows:

                            SIX MONTHS
                              ENDED           YEAR ENDED
                          APRIL 30, 1999   OCTOBER 31, 1998
                          --------------   ----------------
Shares sold                   199,650         2,605,162
Shares reinvested              17,208                --
Shares redeemed              (596,039)         (455,956)
                            ---------         ---------
Net increase (decrease)      (379,181)        2,149,206
Shares outstanding:
  Beginning of period       5,409,776         3,260,570
                            ---------         ---------
  End of period             5,030,595         5,409,776
                            =========         =========

4. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term investments, for the six months ended April 30, 1999 were as follows:

       PURCHASES                    SALES
------------------------   -----------------------
   U.S.                       U.S.
GOVERNMENT      OTHER      GOVERNMENT     OTHER
----------      -----      ----------     -----
$3,021,996   $10,995,892   $2,967,339   $8,607,419

At April 30, 1999, gross unrealized appreciation and depreciation of investments for tax purposes was as follows:

Appreciation                   $ 21,936,935
(Depreciation)                  (15,079,241)
                               ------------
Net unrealized appreciation
  on investments               $  6,857,694
                               ============

At April 30, 1999, the cost of investments for federal income tax purposes was $118,681,443.

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
GRANUM VALUE FUND

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NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Adviser - The Adviser provides investment advisory services to the Fund pursuant to an investment advisory agreement dated March 13, 1997. Under the terms of the agreement, the Adviser receives a fee, accrued daily and payable monthly at the annual rate of 1.25% of the Fund's average daily net assets (the "Basic Fee"), which is adjusted monthly (the "Monthly Performance Adjustment") depending on the extent to which the investment performance of the Fund, after expenses, exceeds or was exceeded by the percentage change in the investment performance of the S&P 500 Index. The Monthly Performance Adjustment, which commenced August 1, 1997, may increase or decrease the total advisory fee payable to the Adviser (the "Total Advisory Fee") by up to 0.75% per year of the value of the Fund's average daily net assets.

Distribution Plan - Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, the Fund has adopted a distribution plan (the "Distribution Plan"). Under the Distribution Plan, the Fund compensates its Distributors, Mercer Allied Company ("Mercer") and Granum Securities, L.L.C. ("Granum Securities"), in consideration of the services they provide in connection with the sale of the Fund's shares to investors ("Distribution Services") and for the furnishing of account related services by the Distributors and securities dealers to shareholders of the Fund ("Shareholder Services"). Shareholder Services provided by the Distributors and securities dealers include responding to shareholder inquiries regarding the Fund and their accounts with the Fund, and providing shareholders with reports, information and services related to their Fund accounts. Granum Securities is an affiliate of, and is under common control with, the Adviser.

As compensation for Distribution Services, the Fund makes monthly payments to the Distributors, computed at the annual rate of 0.50% of the Fund's average net assets. From such compensation, the Distributors make payments to securities dealers that have sold shares of the Fund to their customers in such amounts as may be agreed to by the Distributors and dealers. As compensation for Shareholder Services, the Fund makes monthly payments to the Distributors, computed at the annual rate of 0.25% of the Fund's average net assets.

The Fund incurred the following expenses for Distribution and Shareholder Services for the six months ended April 30, 1999:

                             DISTRIBUTION        SHAREHOLDER
                               SERVICES           SERVICES
                             ------------        -----------
Mercer                         $291,880           $145,940
Granum Securities                17,967              8,984

Other - Firstar Mutual Fund Services, LLC, a subsidiary of Firstar Bank Milwaukee, NA, a publicly held bank holding company, serves as transfer agent, administrator and accounting services agent for the Fund.

Firstar Bank Milwaukee, NA serves as custodian for the Fund.
--------------------------------------------------------------------------------

GRANUM VALUE FUND

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NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

6. PUT OPTION CONTRACTS WRITTEN

The premium amount and the transactions related to put option contracts during the six months ended April 30, 1999, were as follows:

                                                                        NUMBER OF CONTRACTS
                                                    PREMIUM AMOUNT   (100 SHARES PER CONTRACT)
                                                    --------------   -------------------------
Options outstanding at October 31, 1998               $      --                  --
Options written                                         129,695                 100
                                                      ---------                ----
Options outstanding at April 30, 1999, (S&P 500
  Index, Expiration June 1999, Exercise Price
  $1,125.00, Market Value $55,000)                    $ 129,695                 100
                                                      =========                ====

7. SECURITIES LOANED

The Fund has entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the Fund receives 60% of the annual net income from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal in value to the value of the securities loaned. Cash collateral is invested by the custodian in money market instruments approved by the Advisor. As of April 30, 1999, the Fund had on loan securities valued at $10,506,400. Cash of $10,716,528 was received as collateral for the loans, and has been invested in approved instruments. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.

--------------------------------------------------------------------------------

GRANUM VALUE FUND

--------------------------------------------------------------------------------

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of Granum Value Fund. Please call 1-888-5-GRANUM (547-2686) for a free prospectus. Read it carefully before you invest.

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                                       15